Inventory, Net	6 Months Ended
Jun. 30, 2018
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 4 – INVENTORY, NET

Inventories consisted of the following:

	As of	As of
	June 30, 2018	December 31, 2017
Raw materials	$5,690,357	$4,958,383
Work-in-progress	1,632,153	1,677,565
Finished goods	14,760,064	14,292,388
Less: inventory valuation allowance	(186,316)	(153,301)
Total inventory	$21,896,258	$20,775,035